Consolidated statement of changes in equity ₨ in Thousands, $ in Thousands		Ordinary shares Share capital INR (₨)	Ordinary shares Share premium INR (₨)	Preference shares Share capital INR (₨)	Preference shares Share premium INR (₨)	Treasury shares INR (₨)	Accumulated deficit INR (₨)	Other capital reserves INR (₨)	Foreign currency translation reserve INR (₨)	Total INR (₨)	Non-controlling Interest INR (₨)	USD ($)	INR (₨)
Balance at beginning of the year at Mar. 31, 2016		₨ 27	₨ 121,203	₨ 196	₨ 6,179,568		₨ (6,023,690)	₨ 174,820	₨ (22,652)	₨ 429,472	₨ 11,586		₨ 441,058
Loss for the year							(5,901,483)			(5,901,483)	(35,480)		(5,936,963)
Other comprehensive loss
Foreign currency translation differences									44,997	44,997			44,997
Remeasurement loss on defined benefit plan							(7,996)			(7,996)	(144)		(8,140)
Other comprehensive income / (loss) for the year, net of tax							(7,996)		44,997	37,001	(144)		36,857
Total comprehensive loss for the year, net of tax							(5,909,479)		44,997	(5,864,482)	(35,624)		(5,900,106)
Share-based payments							8,614	578,318		586,932			586,932
Exercise of options		1	24,502			₨ 7,230		(19,690)	(74)	11,969			11,969
Issue of treasury shares		1	50,381			(50,382)
Purchase of own shares						(11,219)				(11,219)			(11,219)
Issue of share capital		18	1,670,878							1,670,896			1,670,896
Capital transaction involving the issuance of shares pursuant to business combination (Refer to note 43)		48	6,474,085							6,474,133			6,474,133
Preference shares converted into ordinary shares		538	6,179,226	(196)	(6,179,568)
Transaction cost (Refer to note 43)			(81,339)							(81,339)			(81,339)
Contingent dividend							(2,755)			(2,755)			(2,755)
Change in non-controlling interest	[1]						(76,120)			(76,120)	76,120
Total contribution by owners		606	14,317,733	₨ (196)	₨ (6,179,568)	(54,371)	(70,261)	558,628	(74)	8,572,497	76,120		8,648,617
Balance at end of the year at Mar. 31, 2017		633	14,438,936			(54,371)	(12,003,430)	733,448	22,271	3,137,487	52,082		3,189,569
Loss for the year							(3,993,140)			(3,993,140)	(58,836)		(4,051,976)
Other comprehensive loss
Foreign currency translation differences									(9,879)	(9,879)			(9,879)
Remeasurement loss on defined benefit plan							(4,765)			(4,765)	(95)		(4,860)
Other comprehensive income / (loss) for the year, net of tax							(4,765)		(9,879)	(14,644)	(95)		(14,739)
Total comprehensive loss for the year, net of tax							(3,997,905)		(9,879)	(4,007,784)	(58,931)		(4,066,715)
Share-based payments							2,802	727,118		729,920			729,920
Transaction with equity shareholders			(112,406)							(112,406)			(112,406)
Exercise of options		5	636,085			24,287		(650,860)	(1,177)	8,340			8,340
Issuance of warrants								23,258		23,258			23,258
Contingent dividend							2,755			2,755			2,755
Change in non-controlling interest	[2]						(6,488)			(6,488)	6,488
Total contribution by owners		5	523,679			24,287	(931)	99,516	(1,177)	645,379	6,488		651,867
Balance at end of the year at Mar. 31, 2018		638	14,962,615			(30,084)	(16,002,266)	832,964	11,215	(224,918)	(361)		(225,279)
Effect of adoption of new accounting standards (Refer to Note 2.2)							(38,110)			(38,110)			(38,110)
Balance at April 1, 2018 (as restated)		638	14,962,615			(30,084)	(16,040,376)	832,964	11,215	(263,028)	(361)		(263,389)
Loss for the year							(1,148,203)			(1,148,203)	(45,392)	$ (17,260)	(1,193,595)
Other comprehensive loss
Foreign currency translation differences									(4,834)	(4,834)		(70)	(4,834)
Remeasurement loss on defined benefit plan							(5,447)			(5,447)	(79)	(80)	(5,526)
Other comprehensive income / (loss) for the year, net of tax							(5,447)		(4,834)	(10,281)	(79)	(150)	(10,360)
Total comprehensive loss for the year, net of tax							(1,153,650)		(4,834)	(1,158,484)	(45,471)	(17,410)	(1,203,955)
Share-based payments						650	2,870	279,363		282,883			282,883
Exercise of options		4	357,981			18,215		(376,339)	190	51			51
Issue of share capital		71	3,667,843							3,667,914			3,667,914
Transaction cost (Refer to note 43)			(104,334)							(104,334)			(104,334)
Change in non-controlling interest	[3]						(65,253)			(65,253)	65,253
Total contribution by owners		75	3,921,490			18,865	(62,383)	(96,976)	190	3,781,261	65,253		3,846,514
Balance at end of the year at Mar. 31, 2019		₨ 713	₨ 18,884,105			₨ (11,219)	₨ (17,256,409)	₨ 735,988	₨ 6,571	₨ 2,359,749	₨ 19,421	$ 34,401	₨ 2,379,170

[1]	* Change in non controlling interest represents shares of a subsidiary issued to the Parent Company; the percentage holding of the Parent is 98.20% as of March 31, 2017 (97.85%— March 31, 2016)
[2]	* Change in non controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.22% as of March 31, 2018 (98.20% as of March 31, 2017) (refer to Note 6)
[3]	* Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.53% as of March 31, 2019 (98.22% as of March 31, 2018), (refer to Note 6).